SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

30.SUBSEQUENT EVENTS

On April 14, 2023, the Group and Alibaba HK agreed that Alibaba HK would not require the Group to repurchase one half of the 2025 Convertible Notes in 2023 and the Group has granted an extra repurchase option to Alibaba HK such that Alibaba HK would be able to require the Group to repurchase the other one half of the 2025 Convertible Notes, or US$75,000 aggregate principal amount within 90 days after June 3, 2024. The Group has assessed the impact of the modification and classified the extended portion of the 2025 Convertible Notes of RMB522,744 (US$75,791) as non-current liabilities as of December 31, 2022 in accordance with ASC 470-10-45.